Income Taxes - Rollforward of deferred income tax assets and liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	$ 17,132,915	$ 13,791,257
Credit (Charge) to Consolidated Statement of Income	1,574,610	2,598,712
Credit (Charge) to Other Comprehensive Income and Equity	7,528,693	811,677
Disposed Operations	(22,836)	(68,731)
Reclassification to current assets (liabilities) held for sale		(68,731)
Deferred income tax account at end of period	26,213,382	17,132,915
Assets
Rollforward of deferred income tax assets and liabilities
Credit (Charge) to Consolidated Statement of Income	0
Accrued liabilities
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	4,352,021	3,619,288
Credit (Charge) to Consolidated Statement of Income	1,867,291	732,733
Deferred income tax account at end of period	6,219,312	4,352,021
Loss allowance
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,550,482	1,344,425
Credit (Charge) to Consolidated Statement of Income	(314,824)	206,057
Deferred income tax account at end of period	1,235,658	1,550,482
Customer advances
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,499,462	1,799,330
Credit (Charge) to Consolidated Statement of Income	100,872	(299,868)
Deferred income tax account at end of period	1,600,334	1,499,462
Derivative financial instruments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	273,210
Credit (Charge) to Consolidated Statement of Income	288,737	(183,364)
Credit (Charge) to Other Comprehensive Income and Equity	411,044	456,574
Deferred income tax account at end of period	972,991	273,210
Property, plant and equipment, net
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,650,860	1,570,890
Credit (Charge) to Consolidated Statement of Income	433,690	79,970
Deferred income tax account at end of period	2,084,550	1,650,860
Prepaid expenses and other items
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	3,700,673	1,125,387
Credit (Charge) to Consolidated Statement of Income	2,087,586	2,586,763
Credit (Charge) to Other Comprehensive Income and Equity	103,294	57,254
Disposed Operations	(22,836)
Reclassification to current assets (liabilities) held for sale		(68,731)
Deferred income tax account at end of period	5,868,717	3,700,673
Tax loss carryforwards
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	13,025,006	13,015,397
Credit (Charge) to Consolidated Statement of Income	(1,516,219)	334,122
Credit (Charge) to Other Comprehensive Income and Equity	(259,202)	(324,513)
Deferred income tax account at end of period	11,249,585	13,025,006
Deferred income tax assets of foreign subsidiaries
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	163,747	221,392
Credit (Charge) to Consolidated Statement of Income	98,182	(57,645)
Deferred income tax account at end of period	261,929	163,747
Investments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(6,676,401)	(7,812,896)
Credit (Charge) to Consolidated Statement of Income	(1,327,066)	514,133
Credit (Charge) to Other Comprehensive Income and Equity	7,273,557	622,362
Deferred income tax account at end of period	(729,910)	(6,676,401)
Derivative financial instruments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period		(248,547)
Credit (Charge) to Consolidated Statement of Income	0	248,547
Intangible assets and transmission rights
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(2,406,145)	(843,409)
Credit (Charge) to Consolidated Statement of Income	(143,639)	(1,562,736)
Deferred income tax account at end of period	$ (2,549,784)	$ (2,406,145)